Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
22.	Revenue

	Year ended December 31,
	2023	2024	2025

Revenue from contracts with customers	$35,838,780	$48,493,897	$45,020,570
a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following revenue sources:

2023	Digital studio	Media and branded content	Technology	Total

Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$636,262	$-	$636,262
Over time	9,535,853	2,705,481	7,830,627	20,071,961
MG Group
Timing of revenue recognition
At a point in time	-	6,015,726	2,782,809	8,798,535
Over time	5,910,518	421,504	-	6,332,022
	$15,446,371	$9,778,973	$10,613,436	$35,838,780

2024	Digital studio	Media and branded content	Technology	Total

Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$466,341	$-	$466,341
Over time	10,876,252	3,841,922	9,452,107	24,170,281
MG Group
Timing of revenue recognition
At a point in time	-	8,858,071	4,753,815	13,611,886
Over time	9,673,390	571,999	-	10,245,389
	$20,549,642	$13,738,333	$14,205,922	$48,493,897

2025	Digital studio	Media and branded content	Technology	Total

Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$-	$320,678	$-	$320,678
Over time	8,254,122	3,280,147	8,991,810	20,526,079
MG Group
Timing of revenue recognition
At a point in time	-	8,765,332	4,494,265	13,259,597
Over time	10,400,874	513,342	-	10,914,216
	$18,654,996	$12,879,499	$13,486,075	$45,020,570

Note: the segment information please refer to Note 43 for details.

b)	Contract assets and liabilities

The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2024	December 31, 2024	December 31, 2025

Contract assets:
Service contracts	$3,153,022	$3,980,380	$4,255,965
Contract liabilities
Advance sales receipts	$988,753	$578,219	$1,381,821

The information relating to loss allowance for contract assets is provided in Note 42 a) (c).

c)	Significant changes in contract assets

The increase in contract assets during the year ended December 31, 2024 and 2025 was attributed to progress of projects towards contract activities and is ahead of the agreed payment schedule.

d)	Revenue recognized that was included in the contract liability balance at the beginning of the period:

	Year ended December 31,
	2023	2024	2025

Revenue recognized that was included in the contract liabilities balance at the beginning of the period
Advance sales receipts	$680,723	$988,753	$578,219

e)	All of the service contracts are for periods of one year or less. As permitted under IFRS 15, “Revenue from Contracts with Customers”, the transaction price allocated to these unsatisfied contracts is not disclosed.